Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Consolidated Balance Sheets
Restricted cash and cash equivalents	$ 1,400.1	$ 642.3
Investments in associates, at fair value	8,144.8	7,553.2
Holding company cash and investments
Consolidated Balance Sheets
Assets pledged for derivative obligations	193.6	197.7
Restricted cash and cash equivalents	155.0
Portfolio investments
Consolidated Balance Sheets
Restricted cash and cash equivalents	1,240.7	637.0
Bonds, at cost	37,852.9	36,511.9
Preferred stocks, at cost	944.6	898.3
Common stocks, at cost	7,116.1	6,577.2
Investments in associates, at fair value	8,144.8	7,553.2
Derivatives and other invested assets, at cost	903.9	952.0
Assets pledged for derivative obligations, at cost	154.8	137.7
Portfolio investments | Fairfax India
Consolidated Balance Sheets
Fairfax India cash, portfolio investments and associates, at fair value	$ 3,163.3	$ 3,507.6